Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund | Summary - Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Series II shares
Fund Summary - Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund - Series II shares
Investment Objective
The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoVISelectDimensionsEquallyWeightedSAndP500FundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435 _S000027889_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoVISelectDimensionsEquallyWeightedSAndP500FundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435 _S000027889_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoVISelectDimensionsEquallyWeightedSAndP500FundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435 _S000027889_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The portfolio turnover of the Morgan Stanley Select Dimensions Investment Series Equally-Weighted S&P 500 Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 21% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor's® 500 Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 Index in approximately equal proportions. This approach differs from the S&P 500 Index because stocks in the S&P 500 Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 Index represent approximately 50% of the S&P 500 Index's value; however, these same 50 companies represent roughly 10% of the Fund's value. The Fund may invest in foreign securities represented in the S&P 500 Index, including depositary receipts.

The Fund's investment adviser, Invesco Advisers, Inc. (the Adviser), will adjust the Fund's investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500 Index stock.

The Fund may, but it is not required to, use derivative instruments. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures and swaps and other related instruments and techniques.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stock. In general, common stock values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and predecessor’s fund) past performance is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class Y shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
 &lt;div style="display:none;"&gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoVISelectDimensionsEquallyWeightedSAndP500FundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435 _S000027889_Member * ~&lt;/div&gt;

Best Quarter (ended June 30, 2009): 24.54%. Worst Quarter (ended December 31, 2008): (26.56)%.
Average Annual Total Returns (for the periods ended December 31, 2010)
~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoVISelectDimensionsEquallyWeightedSAndP500FundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435_S000030663_Member * row dei_LegalEntityAxis  compact aimvif896435_S000027889_Member * ~